Inventories (Tables)	12 Months Ended
Jun. 30, 2011
Inventories (Tables) [Abstract]
Items of Inventories

June 30,	2011	2010

U.S. inventories at current cost	$280,875	$268,021
Foreign inventories at average cost	60,837	48,403

	341,712	316,424
Less: Excess of current cost over LIFO cost for U.S. inventories	137,646	143,171

Inventories on consolidated balance sheets	$204,066	$173,253